Investment Properties (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment properties [line items]
Estimated fair value of the investment properties	¥ 336,863	¥ 352,188
Rental income	¥ 75,159	81,923	¥ 81,608
Bottom of range [member]
Disclosure of detailed information about investment properties [line items]
Leased investment properties, Lease term	1 year
Top of range [member]
Disclosure of detailed information about investment properties [line items]
Leased investment properties, Lease term	3 years
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment properties [line items]
Estimated fair value of the investment properties	¥ 1,236,686	¥ 1,217,987